Schedule of the Company’s Notes Payable for Vehicles (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Notes payable	$ 4,802,115
Notes payable long term	353,490	1,198,380
Vehicles [Member]
Short-Term Debt [Line Items]
Notes payable	$ 1,173,278	2,009,896	$ 476,313
Notes Payable One [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Jan. 15, 2021
Maturity Date	Nov. 15, 2025
Interest Rate	11.00%
Collateral	This vehicle
Collateral amount	$ 28,370	40,976
Notes Payable Two [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 09, 2019
Maturity Date	Dec. 12, 2023
Interest Rate	7.44%
Collateral	This vehicle
Collateral amount		8,174
Notes Payable Three [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 09, 2019
Maturity Date	Dec. 12, 2023
Interest Rate	7.44%
Collateral	This vehicle
Collateral amount		6,986
Notes Payable Four [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 09, 2019
Maturity Date	Feb. 17, 2024
Interest Rate	4.90%
Collateral	This vehicle
Collateral amount	$ 1,873	10,670
Notes Payable Five [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Dec. 15, 2021
Maturity Date	Dec. 18, 2024
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 37,823	74,357
Notes Payable Six [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Dec. 16, 2021
Maturity Date	Dec. 18, 2024
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 37,023	72,784
Notes Payable Seven [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Jan. 11, 2022
Maturity Date	Jan. 25, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 40,911	83,505
Notes Payable Eight [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Jan. 11, 2022
Maturity Date	Jan. 25, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 40,911	83,505
Notes Payable Nine [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Jan. 11, 2022
Maturity Date	Jan. 25, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 40,911	83,505
Notes Payable Ten [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Jan. 11, 2022
Maturity Date	Jan. 25, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 40,911	83,505
Notes Payable Eleven [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Feb. 08, 2022
Maturity Date	Feb. 10, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 43,046	78,585
Notes Payable Twelve [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Feb. 08, 2022
Maturity Date	Feb. 10, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 43,046	78,585
Notes Payable Thirteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Feb. 08, 2022
Maturity Date	Feb. 10, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 43,944	80,226
Notes Payable Fourteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Feb. 08, 2022
Maturity Date	Feb. 10, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 43,045	78,585
Notes Payable Fifteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 50,157	86,271
Notes Payable Sixteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 50,157	86,271
Notes Payable Seventeen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 51,157	86,270
Notes Payable Eighteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 50,862	87,481
Notes Payable Nineteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 50,925	87,594
Notes Payable Twenty [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 50,925	87,594
Notes Payable Twenty One [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 50,925	87,594
Notes Payable Twenty Two [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 50,925	87,594
Notes Payable Twenty Three [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Aug. 04, 2022
Maturity Date	Aug. 18, 2025
Interest Rate	4.99%
Collateral	This vehicle
Collateral amount	$ 20,837	32,536
Notes Payable Twenty Four [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Aug. 04, 2022
Maturity Date	Aug. 18, 2025
Interest Rate	4.99%
Collateral	This vehicle
Collateral amount	$ 20,838	32,536
Notes Payable Twenty Five [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Nov. 01, 2021
Maturity Date	Nov. 11, 2025
Interest Rate	4.84%
Collateral	This vehicle
Collateral amount	$ 17,913	26,578
Notes Payable Twenty Six [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Nov. 01, 2021
Maturity Date	Nov. 11, 2025
Interest Rate	0.00%
Collateral	This vehicle
Collateral amount	$ 18,572	28,261
Notes Payable Twenty Seven [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Nov. 01, 2021
Maturity Date	Nov. 11, 2025
Interest Rate	0.00%
Collateral	This vehicle
Collateral amount	$ 18,572	28,261
Notes Payable Twenty Eight [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Jun. 01, 2022
Maturity Date	May 23, 2026
Interest Rate	0.90%
Collateral	This vehicle
Collateral amount	$ 24,035	33,813
Notes Payable Twenty Nine [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Jun. 01, 2022
Maturity Date	May 23, 2026
Interest Rate	0.90%
Collateral	This vehicle
Collateral amount	$ 24,032	33,813
Notes Payable Thirty [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 27, 2022
Maturity Date	May 10, 2027
Interest Rate	9.05%
Collateral	This vehicle
Collateral amount	$ 107,047	132,246
Notes Payable Thirty One [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 27, 2022
Maturity Date	May 01, 2026
Interest Rate	8.50%
Collateral	This vehicle
Collateral amount	$ 73,585	101,237
Notes Payable [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Notes payable	1,173,278	2,009,896
Notes payable current	819,788	811,516
Notes payable long term	$ 353,490	$ 1,198,380